Consolidated Supplementary Insurance Information	12 Months Ended
Dec. 31, 2017
Supplementary Insurance Information [Abstract]
Consolidated Supplementary Insurance Information
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Schedule III
Consolidated and Combined Supplementary Insurance Information
December 31, 2017 and 2016
(In millions)

Segment	DAC and VOBA	Future Policy Benefits and Other Policy-Related Balances	Policyholder Account Balances	Unearned Premiums (1)(2)	Unearned Revenue (1)
2017
Annuities	$5,047	$8,347	$25,934	$—	$96
Life	1,106	5,200	3,342	14	278
Run-off	5	18,521	8,506	—	95
Corporate & Other	128	7,533	1	5	—
Total	$6,286	$39,601	$37,783	$19	$469
2016
Annuities	$4,878	$7,724	$25,431	$—	$89
Life	1,261	4,951	3,588	14	363
Run-off	6	16,313	8,506	—	79
Corporate & Other	148	7,429	1	6	—
Total	$6,293	$36,417	$37,526	$20	$531
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(1)	Amounts are included within the future policy benefits and other policy-related balances column.

(2)	Includes premiums received in advance.
Brighthouse Financial, Inc.
Schedule III
Consolidated and Combined Supplementary Insurance Information (continued)
December 31, 2017, 2016 and 2015
(In millions)

Segment	Premiums and Universal Life and Investment-Type Product Policy Fees	Net Investment Income (1)	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC and VOBA	Other Expenses
2017
Annuities	$3,000	$1,252	$2,130	$(23)	$1,565
Life	951	327	820	223	265
Run-off	714	1,358	1,735	7	279
Corporate & Other	96	141	62	20	374
Total	$4,761	$3,078	$4,747	$227	$2,483
2016
Annuities	$3,259	$1,329	$2,347	$(896)	$1,248
Life	739	350	681	282	273
Run-off	878	1,341	1,953	961	437
Corporate & Other	128	187	87	24	326
Total	$5,004	$3,207	$5,068	$371	$2,284
2015
Annuities	$3,856	$1,156	$2,359	$523	$1,301
Life	752	352	650	169	276
Run-off	793	1,461	1,301	65	284
Corporate & Other	288	130	218	24	259
Total	$5,689	$3,099	$4,528	$781	$2,120
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(1)	See Note 2 of the Notes to the Consolidated and Combined Financial Statements for the basis of allocation of net investment income.